Prepaid expenses and others (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) Integer	Dec. 31, 2016 CNY (¥)
Disclosure of transactions between related parties [line items]
Prepayment for property	¥ 2,561	¥ 2,561
Wuhan City [Member]
Disclosure of transactions between related parties [line items]
Prepayment for property	¥ 14,900
Office space, meters | Integer	1,492